Note 6 - Long-term Debt	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]

6. LONG-TERM DEBT

The composition of long-term debt as of September 30 is shown in the following tables.

	2022	2021
Spire
3.31% Notes Payable, due December 15, 2022	$25.0	$25.0
3.54% Senior Notes, due February 27, 2024	150.0	150.0
0.75% Remarketable Senior Notes, due March 1, 2026	175.0	175.0
3.13% Senior Notes, due September 1, 2026	130.0	130.0
3.93% Senior Notes, due March 15, 2027	100.0	100.0
4.70% Senior Notes, due August 15, 2044	250.0	250.0
Total principal of Spire Missouri long-term debt (see below)	1,648.0	1,348.0
Total principal of Spire Alabama long-term debt (see below)	575.0	625.0
Other subsidiaries' long-term debt:
5.00% First Mortgage Bonds, due September 30, 2031	42.0	42.0
2.95% Notes, with annual principal payments through December 2034	123.9	129.6
3.52% First Mortgage Bonds, due September 30, 2049	40.0	40.0
Total principal of long-term debt	3,258.9	3,014.6
Less: Unamortized discounts and debt issuance costs	(19.2)	(19.7)
Less: Current portion	(281.2)	(55.8)
Long-term debt, excluding current portion	$2,958.5	$2,939.1
Spire Missouri
First Mortgage Bonds:
3.40% Series, due August 15, 2023	$250.0	$250.0
Floating Rate Series, due December 2, 2024	300.0	—
3.40% Series, due March 15, 2028	45.0	45.0
7.00% Series, due June 1, 2029	19.3	19.3
2.84% Series, due November 15, 2029	275.0	275.0
7.90% Series, due September 15, 2030	30.0	30.0
3.68% Series, due September 15, 2032	50.0	50.0
6.00% Series, due May 1, 2034	99.3	99.3
6.15% Series, due June 1, 2036	54.5	54.5
4.63% Series, due August 15, 2043	99.9	99.9
4.23% Series, due September 15, 2047	70.0	70.0
3.30% Series, due June 1, 2051	305.0	305.0
4.38% Series, due September 15, 2057	50.0	50.0
Total principal of Spire Missouri long-term debt	1,648.0	1,348.0
Less: Unamortized discounts and debt issuance costs	(10.3)	(9.6)
Less: Current portion	(250.0)	—
Spire Missouri long-term debt, excluding current portion	$1,387.7	$1,338.4
Spire Alabama
3.86% Notes, due December 22, 2021	$—	$50.0
3.21% Notes, due September 15, 2025	35.0	35.0
2.88% Notes, due December 1, 2029	100.0	100.0
2.04% Notes, due December 15, 2030	150.0	150.0
5.90% Notes, due January 15, 2037	45.0	45.0
4.31% Notes, due December 1, 2045	80.0	80.0
3.92% Notes, due January 15, 2048	45.0	45.0
4.64% Notes, due January 15, 2049	90.0	90.0
4.02% Notes, due January 15, 2058	30.0	30.0
Total principal of Spire Alabama long-term debt	575.0	625.0
Less: Unamortized discounts and debt issuance costs	(3.5)	(3.8)
Less: Current portion	—	(50.0)
Spire Alabama long-term debt, excluding current portion	$571.5	$571.2

Spire Missouri's $300.0 of first mortgage bonds due December 2, 2024 are secured equally with all its other first mortgage bonds. Interest is payable quarterly in arrears at a floating rate based on the compounded secured overnight financing rate plus 50 basis points, with a maximum rate of the lesser of 8% or the maximum rate then permitted by applicable law.

Maturities of long-term debt for Spire on a consolidated basis, Spire Missouri and Spire Alabama for the five fiscal years after September 30, 2022 are as follows:

	2023	2024	2025	2026	2027
Spire	$281.2	$156.6	$342.0	$312.5	$108.1
Spire Missouri	250.0	—	300.0	—	—
Spire Alabama	—	—	35.0	—	—

The long-term debt agreements of Spire, Spire Missouri and Spire Alabama contain customary financial covenants and default provisions. As of September 30, 2022, there were no events of default under these financial covenants.

After fiscal year end, on October 13, 2022, Spire Alabama issued $90.0 of notes due October 15, 2029, bearing interest at 5.32% and $85.0 of notes due October 15, 2032, bearing interest at 5.41%. Interest is payable semi-annually. The notes are senior unsecured obligations and rank equal in right to payment with all other senior unsecured indebtedness of Spire Alabama. Also on October 13, 2022, Spire Gulf issued $30.0 of first mortgage bonds due October 15, 2037, bearing interest at 5.61% payable semi-annually. The bonds rank equal in right to payment with the other first mortgage bonds issued by Spire Gulf. The bonds were issued under a supplemental indenture with collateral fall away provisions whereby, under certain conditions, Spire Gulf may elect to exchange the bonds, which are secured, for unsecured notes.

Spire

At September 30, 2022, including the current portion but excluding unamortized discounts and debt issuance costs, Spire had long-term debt totaling $3,258.9, of which $1,648.0 was issued by Spire Missouri, $575.0 was issued by Spire Alabama and $205.9 was issued by other subsidiaries. Except for $300.0 of Spire Missouri floating-rate bonds, all long-term debt bears fixed rates and is subject to changes in fair value as market interest rates change. However, increases and decreases in fair value would impact earnings and cash flows only if the Company were to reacquire any of these issues in the open market prior to maturity. Under GAAP applicable to the Utilities’ regulated operations, losses or gains on early redemption of long-term debt would typically be deferred as regulatory assets or regulatory liabilities and amortized over a future period. Interest expense shown on Spire’s consolidated statement of income is net of capitalized interest totaling $4.5, $4.4 and $5.8 for the years ended September 30, 2022, 2021 and 2020, respectively.

As indicated in Note 5, Shareholders’ Equity, Spire has a shelf registration statement on Form S-3 on file with the SEC for the issuance of equity and debt securities.

Spire Missouri

At September 30, 2022, including the current portion but excluding unamortized discounts and debt issuance costs, Spire Missouri had long-term debt totaling $1,648.0. Except for $300.0 of floating-rate bonds, all long-term debt bears fixed rates and is subject to changes in fair value as market interest rates change. Interest expense shown on Spire Missouri’s statement of comprehensive income is net of capitalized interest totaling $0.6, $0.2 and $0.8 for the years ended September 30, 2022, 2021 and 2020, respectively.

As indicated in Note 5, Shareholders’ Equity, Spire Missouri has a shelf registration on Form S-3 on file with the SEC for issuance of equity and debt securities, which expires on May 9, 2025. Effective March 5, 2022, Spire Missouri was authorized by the MoPSC to issue conventional term loans, first mortgage bonds, unsecured debt, preferred stock and common stock in an aggregate amount of up to $800.0 for financings placed any time before December 31, 2024. As of September 30, 2022, the entire amount remained available under this authorization.

Substantially all of Spire Missouri’s plant is subject to the liens of its first mortgage bonds. The mortgage contains several restrictions on Spire Missouri’s ability to pay cash dividends on its common stock, which are described in Note 5, Shareholders’ Equity.

Spire Alabama

At September 30, 2022, including the current portion (none) but excluding unamortized debt issuance costs, Spire Alabama had fixed-rate long-term debt totaling $575.0. While these long-term debt issues are fixed-rate, they are subject to changes in fair value as market interest rates change. Interest expense shown on Spire Alabama’s statement of income is net of capitalized interest totaling $3.2, $3.2 and $1.9 for the years ended September 30, 2022, 2021 and 2020, respectively.

Spire Alabama has no standing authority to issue long-term debt and must petition the APSC for each planned issuance.